Property, plant and equipment - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Nov. 24, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of non cash impairment charge	$ 322.0	$ 338.0
Non cash impairment charge	36.4	19.5
Future development costs	$ 1,254.8	$ 735.6
Business combination, percentage of inetrest acquired		45.00%
Peace River Oil Partnership [member]
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of non cash impairment charge		$ 21.0
Business combination, percentage of inetrest acquired	100.00%		45.00%
Cardium [member]
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of non cash impairment charge	$ 315.3	311.5
Legacy CGU [member]
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of non cash impairment charge	6.7
Impairment	29.7	$ 14.0
Non cash impairment charge	$ 36.4